Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 158,000	$ 153,000
Less: Accumulated depreciation	(41,000)	(27,000)
Property, plant and equipment, net	117,000	126,054
Machinery and Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	5,000	5,000
Computer Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	120,000	115,000
Furniture and Fixtures
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	26,000	26,000
Leasehold Improvements
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 7,000	7,000
Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross
Less: Accumulated depreciation
Property, plant and equipment, net
Previously Reported [Member] | Machinery and Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross
Previously Reported [Member] | Computer Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross
Previously Reported [Member] | Furniture and Fixtures
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross
Previously Reported [Member] | Leasehold Improvements
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross
Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		152,807
Less: Accumulated depreciation		(26,753)
Property, plant and equipment, net		126,054
Previously Reported [Member] | Machinery and Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		4,313
Previously Reported [Member] | Computer Equipment
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		114,946
Previously Reported [Member] | Furniture and Fixtures
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		26,176
Previously Reported [Member] | Leasehold Improvements
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 7,373